Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Equable Shares Hedged Equity Fund
Class Name	Institutional Class
Trading Symbol	EQHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equable Shares Hedged Equity Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equableshares.com/funds. You can also request this information by contacting us at 1-888-898-2024.
Additional Information Phone Number	1-888-898-2024
Additional Information Website	https://www.equableshares.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the full fiscal year dated November 1st, 2023 – October 31st, 2024, the Equable Shares Hedged Equity Fund (the “Fund”) returned 14.35% while the S&P 500® Index increased 38.02%. The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the S&P 500® Index. Simultaneously, the Fund writes call options against SPY on a fully hedged basis. The Fund also implements a partial put spread on the underlying SPY position to add additional protection.
The full fiscal year ending October 31st, 2024 started with the S&P 500® Index rising significantly from November to March, and again from May to September, while experiencing declines in April and October. During the first six months of the period, November through April, the S&P 500® Index returned 20.98% while the Fund returned 7.47%. During the second half of the full fiscal year, May through October, the S&P 500® Index increased 14.08% while the Fund returned 6.40%. In summary, the Fund performed as expected, as it delivered capped upside participation in rising markets and mitigated losses in negative markets.
Our primary goals are to reward long-term investors with market participation, income and risk mitigation in a range of market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Institutional Class (without sales charge)	14.35	7.16	7.80
S&P 500 TR	38.02	15.27	16.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.equableshares.com/funds for more recent performance information. Visit https://www.equableshares.com/funds for more recent performance information.
Net Assets	$ 226,043,246
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,450,489
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$226,043,246
Number of Holdings	7
Net Advisory Fee	$1,450,489
Portfolio Turnover	26%

Holdings [Text Block]

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	94.4%
Clearshares Ultra-Short Maturity ETF	1.3%

Security Type	(% of net assets)
Exchange Traded Funds	95.7%
Purchased Options	0.6%
Written Options	-3.9%
Cash & Other	7.6%

Updated Prospectus Web Address	https://www.equableshares.com/funds